Submission	Apr. 30, 2026
Submission [Line Items]
Central Index Key	0002114044
Registrant Name	Hemab Therapeutics Holdings, Inc.
Registration File Number	333-294989
Form Type	S-1
Submission Type	S-1MEF
Fee Exhibit Type	EX-FILING FEES